Current Accounts and Other Demand Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Current Accounts And Other Demand Deposits [Abstract]
Schedule of current accounts and other demand deposits
	2020	2021
	MCh$	MCh$
Current accounts	12,477,719	15,349,224
Other deposits and accounts	1,257,606	1,641,287
Other demand deposits	1,431,904	1,552,280
Total	15,167,229	18,542,791